        AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 11, 2008


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]
Pre-Effective Amendment No.                                                [ ]
                            --
Post-Effective Amendment No. 25                                            [X]
                             --

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]
  Amendment No. 26
                --

                       (Check appropriate box or boxes.)

                                ICAP FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                     51 Madison Avenue, New York, NY     10010
--------------------------------------------------------------------------------
             (Address of Principal Executive Offices) (Zip Code)



Registrant's Telephone Number, including Area Code    (973) 394-4437
                                                   -----------------------------
Marguerite E. H. Morrison, ESQ.              Copy to: Sander Bieber, ESQ.
ICAP Funds, Inc.                                      Dechert LLP
51 Madison Ave                                        1775 I Street, N.W.
New York, NY 10010                                    Washington, DC 20006
--------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)



It is proposed that this filing will become effective (check appropriate box)

  [ ] immediately upon filing pursuant to paragraph (b)
  [X] on April 10, 2008 pursuant to paragraph (b)
  [ ] 60 days after filing pursuant to paragraph (a)(l)
  [ ] on (date) pursuant to paragraph (a)(l)
  [ ] 75 days after filing pursuant to paragraph (a)(2)
  [ ] on ____________ pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
  [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               EXPLANATORY NOTE


   Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment ("PEA") No. 25 to the Registration Statement for ICAP Funds, Inc. (the "Registrant") is being filed solely for the purposes of delaying the effectiveness of PEA No. 24, which was filed on December 28, 2007 (Accession No. 0000950123-07-017178) pursuant to Rule 485(a), scheduled to become effective on March 12, 2008, 75 days from the date it was filed. Accordingly, the contents of PEA No. 24, consisting of Part A (the Registrant's prospectus), and Part B (the Registrant's Statement of Additional Information), are incorporated by reference in their entirety into this filing.
Part C to this PEA No. 25 is filed herewith. As stated on the cover page to this filing, this PEA No. 25 is intended to become effective on April 10, 2008.

                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits

     See "Exhibit Index."

Item 24. Persons Controlled by or under Common Control with Registrant

     Registrant neither controls any person nor is under common control with any other person.

Item 25. Indemnification

     New York Life Insurance Company maintains Directors & Officers Liability Insurance coverage. The policy covers the Directors, Officers and Trustees of New York Life, its subsidiaries and certain affiliates, including ICAP Funds, Inc. Subject to the policy's terms, conditions, deductible and retentions, Directors and Officers are covered for claims made against them while acting in their capacities as such. The primary policy is issued by Zurich-American Insurance Company, and the excess policies are issued by various insurance companies. The issuing insurance companies may be changed from time to time and there is no assurance that any or all of the current coverage will be maintained by New York Life.

     In addition, Article VI of Registrant's By-Laws provides as follows:

                           ARTICLE VI INDEMNIFICATION

     The Corporation shall indemnify (a) its Directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by (i) Maryland law now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) the Investment Company Act of 1940, as amended, and (b) other employees and agents to such extent as shall be authorized by the Board of Directors and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law.

     In addition, officers and directors of the Registrant and its adviser are insured under a directors and officers/ errors and omissions insurance policy which has an aggregate policy limit of $15 million.

     On February 11, 2004, the Registrant entered into indemnification agreements with each of its disinterested directors at that time whereby the Registrant agreed to hold harmless and indemnify the disinterested directors to the fullest extent authorized by the Maryland General Corporation Law and the Investment Company Act of 1940, as amended (the "1940 Act"), and to advance expenses to the disinterested directors for reasonable legal or other expenses.

     Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (the "SEC") such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

     Information regarding the business, profession, vocation or employment of a substantial nature of the directors and officers of the Registrant's investment adviser, New York Life Investment Management LLC ("NYLIM") and subadviser, Institutional Capital LLC ("ICAP") is included below:


NYLIM

New York Life Investment Management LLC ("NYLIM") acts as the investment adviser for each series of the following open-end registered management investment companies: The MainStay Funds, Eclipse Funds, Inc., Eclipse Funds, ICAP Funds, Inc. and MainStay VP Series Fund, Inc.

Certain information on each executive officer of NYLIM is listed below, including any business, profession, vocation or employment of a substantial nature in which each such person has been engaged during the last two fiscal years of the Funds for his or her own account or in the capacity of director, officer, partner or trustee. The address of NYLIM is 51 Madison Avenue, New York, NY 10010.

NAME                     POSITION(S) WITH THE ADVISER                       OTHER BUSINESS
--------------------   --------------------------------   ---------------------------------------------------
Gary E. Wendlandt      Chairman and Chairman of the       Chairman and Chairman of the Board, New York
                       Board                              Life Investment Management Holdings LLC;
                                                          Chairman of the Board, Manager and President,
                                                          NYLIFE LLC; Chairman of the Board, Institutional
                                                          Capital LLC, NYLCAP Manager LLC, McMorgan &
                                                          Company LLC and Madison Capital Funding LLC;
                                                          Manager, MacKay Shields LLC and New York Life
                                                          International, LLC; Principal Director, Fianzas
                                                          Monterrey, S.A. and Seguros Monterrey New York
                                                          Life, S.A. de C.V.; Senior Executive Vice
                                                          President, New York Insurance and Annuity
                                                          Corporation; Senior Executive Vice President and
                                                          Chief Investment Officer, New York Life
                                                          Insurance Company.

Robert A. Anselmi      Vice Chairman and Chairman         Vice Chairman and Vice Chairman of the Board New
                       of the Board                       York Life Investment Management Holdings, LLC;
                                                          Senior Vice President, New York Life Insurance
                                                          Company; Manager and member of the Audit Committee,
                                                          NYLCAP Manager LLC and Institutional Capital LLC;
                                                          Manager, McMorgan & Company LLC, Madison Capital
                                                          Funding LLC and Mackay Shields LLC.

Brian A. Murdock       Member of the Board of Managers,   Member of the Board of Managers, President and
                       President and Chief Executive      Chief Executive Officer, New York Life Investment
                       Officer                            Management Holdings LLC; Senior Vice President,
                                                          New York Life Insurance Company; Chairman of the
                                                          Board and President, NYLIFE Distributors; Member
                                                          of the Board of Managers, NYLCAP Manager LLC,
                                                          Madison Capital Funding LLC, MacKay Shields LLC,
                                                          Institutional Capital LLC and McMorgan & Company
                                                          LLC; Chief Executive Officer and Trustee, Eclipse
                                                          Funds and The MainStay Funds; Chief Executive
                                                          Office and Director, Eclipse Funds Inc., ICAP
                                                          Funds, Inc. and MainStay VP Series Fund, Inc.

                                                          Funds, Inc.

Patrick G. Boyle       Executive Vice President           Executive Vice President of New York Life
                                                          Investment Management Holdings LLC; Director of
                                                          New York Life Trust Company; Manager of Madison
                                                          Capital Funding LLC; Director of New York Life
                                                          International Investment Inc.; Executive Vice
                                                          President of Eclipse Funds, Eclipse Funds Inc.
                                                          and ICAP Funds Inc.

Frank J. Ollari        Executive Vice President           Executive Vice President of New York Life
                                                          Investment Management Holdings LLC; Manager of
                                                          NYLCAP Manager LLC; Manager of Madison Capital
                                                          Funding LLC; Director of NYLIM Real Estate Inc.;
                                                          Senior Vice President of NYLIFE Insurance Company
                                                          of Arizona; Senior Vice President of New York
                                                          Life Insurance and Annuity Corporation

Barry A. Schub         Executive Vice President           Executive Vice President of New York Life
                                                          Investment Management Holdings LLC; Manager of
                                                          McMorgan & Company LLC; Manager of NYLIFE
                                                          Distributors LLC

David G. Bedard        Senior Managing Director and       Senior Managing Director and Chief Financial
                       Chief Financial Officer            Officer of New York Life Investment Management
                                                          Holdings LLC.

Jefferson C. Boyce     Senior Managing Director           Director and Chief Investment Officer of New York
                                                          Life Trust Company; Senior Managing Director of
                                                          NYLIFE Distributors LLC

Thomas A. Clough       Senior Managing Director           Chairman of the Board of New York Life Trust
                                                          Company; Senior Managing Director - Retirement
                                                          Services of NYLIFE Distributors LLC

Allan Dowiak           Senior Managing Director           None

Tony H. Elavia         Senior Managing Director           Executive Vice President of New York Life Trust
                                                          Company; Senior Vice President of New York Life
                                                          Insurance and Annuity Corporation; Senior Vice
                                                          President of Eclipse Funds, Eclipse Funds Inc.
                                                          and ICAP Funds Inc.

Stephen P. Fisher      Senior Managing Director and       Manager, President and Chief Operating Officer
                       Chief Marketing Officer            of NYLIFE Distributors LLC; Chairman of the
                                                          Board of NYLIM Service Company; President of The
                                                          Mainstay Funds, Eclipse Funds, Eclipse Funds
                                                          Inc., Mainstay VP Series Fund, Inc. and ICAP
                                                          Funds, Inc.

Anthony R. Malloy      Senior Managing Director           Senior Vice President of New York Life Trust
                                                          Company; Senior Vice President of New York Life
                                                          Insurance and Annuity Corporation

Stephen W. Mandella    Senior Managing Director           Member of the Board of Managers, NYLCAP Manager LLC.

Alison H. Micucci      Senior Managing Director and       Senior Managing Director and Chief Compliance
                       Chief Compliance Officer           Officer of New York Life Investment Management
                                                          Holdings, LLC; Senior Managing Director -
                                                          Compliance of NYLIFE Distributors LLC; Chief
                                                          Compliance Officer of NYLCAP Manager LLC; Senior
                                                          Vice President and Chief Compliance Officer of
                                                          The MainStay Funds, Eclipse Funds, Eclipse Funds
                                                          Inc.; MainStay VP Series Fund, Inc. and ICAP
                                                          Funds, Inc.

Susan L. Paternoster   Senior Managing Director and       None
                       Head of Information Technology

Donald A. Salama       Senior Managing Director           Senior Managing Director, Retirement Services,
                                                          NYLIFE Distributors LLC.

John E. Schumacher     Senior Managing Director           Manager and Chief Executive Officer of NYLCAP
                                                          Manager LLC; Principal of New York Life Capital
                                                          Partners II, L.L.C.; Director of NYLCAP Holdings
                                                          (Mauritius); Chief Executive Officer of New York
                                                          Life Capital Partners III GenPar GP, LLC;
                                                          Principal of New York Life Capital Partners,
                                                          L.L.C.; Chief Executive Officer of NYLIM
                                                          Mezzanine GenPar GP, LLC; Director of New York
                                                          Life International India Fund (Mauritius) LLC

Richard C. Schwartz    Senior Managing Director           Investment Officer of New York Life Trust

                                                          Company; Senior Vice President and Senior
                                                          Investment Manager for Derivative Transactions of
                                                          New York Life Insurance and Annuity Corporation

George S. Shively      Senior Managing Director,          Senior Managing Director, General Counsel and
                       General Counsel and Secretary      Secretary, New York Life Investment Management
                                                          Holdings LLC; Vice President and Associate General
                                                          Counsel, New York Life Insurance Company; Secretary,
                                                          Institutional Capital LLC, MacKay Shields LLC and
                                                          Madison Capital Funding LLC

Mark W. Talgo          Senior Managing Director           President of NYLIM Fund II GP, LLC; President of
                                                          NYLIM Real Estate Inc.; Senior Vice President of
                                                          NYLIFE Insurance Company of Arizona; Senior Vice
                                                          President of New York Life Insurance and Annuity
                                                          Corporation

Julia A. Warren        Senior Managing Director           Vice President of New York Life Insurance and
                                                          Annuity Corporation

ICAP

Institutional Capital LLC ("ICAP") acts as the subadvisor for certain series of the following open-end registered management investment companies: The MainStay Funds, ICAP Funds, Inc., Eclipse Funds, Inc., Eclipse Funds and MainStay VP Series Fund, Inc.

Certain information on each executive officer of ICAP is listed below, including any business, profession, vocation or employment of a substantial nature in which each such person has been engaged during the last two fiscal years of the Funds for his or her own account or in the capacity of director, officer, partner or trustee. The address of ICAP is 225 West Wacker Drive, Suite 2400, Chicago, Illinois 60606.

NAME                    POSITION(S) WITH THE ADVISER            OTHER BUSINESS
----                  ---------------------------------    ------------------------
Jerrold K. Senser     Chief Executive Officer and Chief              None
                      Investment Officer

Thomas R. Wensel      Chief Executive Officer and Chief              None
                      Investment Officer

Pamela H. Conroy      Executive Vice President, Chief                None
                      Operating Officer, Chief
                      Compliance Officer and Assistant
                      Secretary

Gary S. Maurer        Executive Vice President                       None

Paula L. Rogers       Executive Vice President,                      None
                      Director of Client Services &
                      New Business Development

Item 27. Principal Underwriters

a.

         NYLIFE Distributors LLC acts as the principal underwriter for:

The MainStay Funds (File No. 33-2610)
Eclipse Funds Inc. (File No. 33-36962)
Eclipse Funds (File No. 33-08865)
MainStay VP Series Fund, Inc. (File No. 33-286082)
NYLIAC Variable Universal Life Separate Account I
NYLIAC Multi-Funded Annuity Separate Account I
NYLIAC Multi-Funded Annuity Separate Account II
NYLIAC Variable Annuity Separate Account I
NYLIAC Variable Annuity Separate Account II
NYLIAC Variable Annuity Separate Account III
NYLIAC Variable Life Insurance Separate Account
NYLIAC Corporate Sponsored Variable Universal Life Separate Account I NYLIAC Institutionally Owned Life Insurance Separate Account

b.

                                     Business Position(s) and
                                      Office(s) with NYLIFE          Position(s) and Office(s)
Name and Principal Address(1)            Distributors LLC               with the ICAP Funds
-----------------------------   ----------------------------------   -------------------------
       Brian A. Murdock          Chairman of the Board and Chief      Chief Executive Officer
                                        Executive Officer

      Stephen P. Fisher          Manager and President and Chief      President and Principal
                                        Operating Officer                Executive Officer

     Christopher O. Blunt           Manager and Executive Vice
                                   President, Life and Annuity                 None
                                           Distribution

       Robert J. Hebron           Executive Vice President, COLI               None
                                           Distribution

        John R. Meyer           Executive Vice President, Variable             None
                                        Annuity and Agency
                                    Mutual Funds Distribution

       Scott L. Berlin          Executive Vice President, Non-COLI             None
                                    Variable Life Distribution

        John A. Cullen                       Manager                           None

        Barry A. Schub                       Manager                           None

      Barbara McInerney             Senior Managing Director,                  None
                                            Compliance

      Alison H. Micucci             Senior Managing Director,        Senior Vice President and
                                            Compliance               Chief Compliance Officer

         Mark Taylor                Executive Vice President                   None
                                     McMorgan Distribution

      Jefferson C. Boyce          Senior Managing Director, New                None
                                York Life relationship Management

       Donald A. Salama             Senior Managing Director,                  None
                                     Retirement Plan Services

       Thomas A. Clough             Senior Managing Director,                  None
                                       Retirement Services

       David L. Bangs           Managing Director - Institutional              None
                                              Sales

       Robert E. Brady                 Manager and Managing                    None
                                       Director, Operations

      Joseph J. Henehan                 Managing Director,
                                       Retirement Services                     None

       Edward P. Linder                 Managing Director,                     None
                                       Variable Annuity and
                                       Agency Mutual Funds
                                           Distribution

        Mark A. Gomez              Managing Director and Chief                 None
                                        Compliance Officer

  Marguerite E. H. Morrison           Managing Director and                  Secretary
                                            Secretary

      Michael D. Coffey             Managing Director - NYLIFE                 None
                                       Product Distribution

         Philip Gazzo              Managing Director - Outside                 None
                                    Broker-Dealer Distribution

    Christopher V. Parisi        Managing Director - Mutual Funds              None
                                          National Sales


----------
(1)  169 Lackawanna Avenue, Parsippany, New Jersey 07054

c.

     Not applicable.

Item 28. Location of Accounts and Records

     All accounts, books or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder, are in the possession of ICAP, Registrant's subadviser, at Registrant's corporate offices, except (1) records held and maintained by Investors Bank and Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116, relating to its function as custodian, administrator and fund accountant, and (2) records held and maintained by Registrant's investment adviser, NYLIM, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

Item 29. Management Services

     All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 30. Undertakings

     Not applicable.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A meets all the requirements for effectiveness under paragraph (b) of Rule 485 under the Securities Act of 1933 and that it has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Parsippany and State of New Jersey on the 11th day of March, 2008.


                                        ICAP FUNDS, INC. (Registrant)


                                        By: /s/ Stephen P. Fisher
                                            ------------------------------------
                                            Stephen P. Fisher
                                            President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 25 to the Registration Statement has been signed below by the following persons in the capacities indicated on March 11, 2008.



                 Name                                  Title
                 ----                                  -----


/s/ Stephen P. Fisher                                President
-------------------------------------      (principal executive officer)
Stephen P. Fisher


/s/ Jack R. Benintende                  Treasurer (principal financial and
-------------------------------------           accounting officer)
Jack R. Benintende


/s/ Susan B. Kerley *                                Director
-------------------------------------
Susan B. Kerley


/s/ Alan R. Latshaw *                                Director
-------------------------------------
Alan R. Latshaw


/s/ Peter Meenan *                                   Director
-------------------------------------
Peter Meenan


/s/ Brian A. Murdock *                               Director
-------------------------------------
Brian A. Murdock


/s/ Richard H. Nolan Jr. *                           Director
-------------------------------------
Richard H. Nolan Jr.


/s/ Richard S. Trutanic *                            Director
-------------------------------------
Richard S. Trutanic


/s/ Roman L. Weil *                                  Director
-------------------------------------
Roman L. Weil


/s/ John A. Weisser *                                Director
-------------------------------------
John A. Weisser


* By /s/ Marguerite E. H. Morrison
     --------------------------------      Chief Legal Officer and Secretary
     Marguerite E. H. Morrison, Secretary
     Attorney-in-fact pursuant to
     Power of Attorney filed herewith.